Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

6. Debt

Long-term debt (including capital lease obligations) net of unamortized discounts as of December 31, 2012 and 2011 is outlined as follows:

	2012	2011
	(in thousands)
Airbus A330-200 Aircraft Facility Agreements, fixed interest rates of 5.31% - 6.46%, quarterly principal and interest payments, payable from 2023 - 2024(1)	$246,443	$129,292
Boeing 717-200 Aircraft Facility Agreements, fixed interest rate of 8%, monthly principal and interest payments, the remaining balance of $39.7 million due at maturity on June 2019(1)	170,701	185,730
Five year 5% unsecured convertible notes, with interest only semi-annual payments, and $86.25 million due at maturity on March 15, 2016	86,250	86,250
Secured loan, variable interest rate of 3.58% at December 31, 2012, monthly interest only payments, the remaining balance of $52.2 million due at maturity on December 2013(1)	64,748	77,318
Capital lease obligations (see Note 7)	106,672	435

Total long-term debt and capital lease obligations	$674,814	$479,025
Less unamortized discounts on debt:
Convertible note due March 2016(2)	(13,573)	(17,054)

	(13,573)	(17,054)
Less current maturities	(108,232)	(37,535)

	$553,009	$424,436

(1)
The Airbus A330-200 Aircraft Facility Agreements, Boeing 717-200 Aircraft Facility Agreements and the Secured loan borrowings are secured by aircraft.

(2)
As of December 31, 2012, the Convertible Note discount is being amortized to interest expense over the remaining term of 3.25 years.

Convertible Notes

On March 23, 2011, the Company issued $86.25 million principal amount of convertible senior notes (the Convertible Notes) due March 15, 2016. The Convertible Notes were issued at par and bear interest at a rate of 5.00% per annum. Interest is paid semi-annually, in arrears, on March 15 and September 15 each year.

Each $1,000 of principal of the Convertible Notes is convertible under certain circumstances, at an initial conversion rate of 126.8730 shares of the Company's common stock (or a total of approximately 10.9 million shares), which is the equivalent of approximately $7.8819 per share, subject to adjustment upon the occurrence of certain specified events as set forth in the indenture governing the terms of the Convertible Notes. Upon conversion, the Company will have the right, at the Company's election, to pay or deliver cash, shares of the Company's common stock or a combination thereof. Holders may convert their Convertible Notes at their option at any time prior to November 15, 2015, only if one of the following conditions has been met (during 2012, none of the conditions permitting conversion were met):

  •
  During any calendar quarter after the calendar quarter ending June 30, 2011, and only during such calendar quarter, if the closing price of the Company's common stock for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter exceeds 130% of the conversion price per share of common stock in effect on the last day of such preceding calendar quarter;

  •
  During the five consecutive business days immediately after any 10 consecutive trading day period in which the average trading price per $1,000 principal amount of the Convertible Notes during such period was less than 97% of the product of the closing sale price of the common stock and the conversion rate on such trading day;

  •
  The Company makes specified distributions to holders of the Company's common stock or specified corporate transactions occur.

On or after November 15, 2015, and up through and including the second business day immediately preceding March 15, 2016, the Holders may convert their Convertible Notes into common stock.

Holders may require the Company to repurchase all or a portion of their Convertible Notes upon a fundamental change, primarily a change in control or termination of trading, at a cash repurchase price equal to 100% of the principal amount of the Convertible Notes plus accrued and unpaid interest, if any. The Company may not redeem the Convertible Notes prior to their maturity date.

When accounting for the Convertible Notes, the Company applied accounting guidance related to the accounting for convertible debt instruments that may be settled in cash upon conversion. This guidance required the Company to separately account for the liability and equity components of the Convertible Notes in a manner that reflects our nonconvertible debt borrowing rate when interest cost is recognized in subsequent periods. This guidance required bifurcation of a component of the debt, classification of that component in equity, and then accretion of the resulting discount on the debt as part of interest expense reflected in the Consolidated Statements of Operations.

Accordingly, the Company recorded an adjustment to reduce the carrying value of the Convertible Notes by $19.5 million and recorded this amount in Shareholders' Equity. This adjustment was based on the calculated fair value of a similar debt instrument that did not have an associated equity component. The annual interest rate calculated for a similar debt instrument was 11.00%. During 2012, the carrying amount of the equity component and the effective interest rate applied to the liability component remaining unchanged from 2011.

The total issuance costs for the Convertible Notes was $3.3 million, of which $2.5 million was allocated to the debt component and $0.8 million was allocated to the equity component during 2011. The issuance costs allocated to debt were capitalized and are being amortized to interest expense over the term of the Convertible Notes. The issuance costs allocated to equity were recorded as a reduction of additional paid-in-capital.

Non-cash interest expense relating to the amortization of the discount allocated to the debt component of the Convertible Notes for the years ended December 31, 2012 and 2011 was $3.5 million and $2.4 million, respectively, and interest expense over for the years ended December 31, 2012 and 2011 was $4.8 million and 3.8 million, respectively.

Convertible Note Hedges and Warrants

In connection with the issuance of the Convertible Notes, the Company entered into separate convertible note hedge transactions (the Convertible Note Hedges) and separate warrant transactions (the Warrants) with certain financial investors to reduce the potential dilution of the Company's common stock and to offset potential payments by the Company to holders of the Convertible Notes in excess of the principal of the Convertible Notes upon conversion. The Convertible Note Hedges and Warrants are separate transactions, entered into by the Company with the financial institutions, and are not part of the Convertible Notes described above.

The Company paid $19.5 million for the Convertible Note Hedges. Under the terms of the Convertible Note Hedges, the counterparties to the Convertible Note Hedges will generally deliver to the Company amounts in excess of the principal amount of the Convertible Notes delivered upon conversion by the Company to the holders of the Convertible Notes in the same form of consideration elected to be delivered by the Company to the holders of the Convertible Notes under the indenture for the Convertible Notes. The Company may elect to settle the conversion feature of the Convertible Notes in cash or shares of common stock or in any combination of cash or shares of common stock as determined in accordance with the provisions of the indenture. The Convertible Note Hedges are currently exercisable and expire on March 15, 2016.

Concurrent with the issuance of the Convertible Notes, the Company sold Warrants to certain financial institutions that permit such financial institutions to acquire shares of the Company's common stock. The Warrants are exercisable by the financial institutions for 10.9 million shares of the Company's common stock at a current exercise price of $10.00 per share. The Company received $11.9 million in proceeds from the sale of the Warrants. The Warrants expire at various dates beginning in June 2016 and ending in September 2016. The Warrants provide for net share settlement by the Company, subject to the option of the Company to deliver cash in lieu of shares if certain conditions under the Warrants have been met.

The Company determined that the Convertible Note Hedges and Warrants meet the requirements of the FASB's accounting guidance for accounting for derivative financial instruments indexed to, and potentially settled in, a Company's own stock and other relevant guidance and, therefore, are classified as equity transactions. As a result, the Company recorded the purchase of the Convertible Note Hedges as a reduction in additional paid-in-capital and the proceeds of the Warrants as an increase to additional-paid-in-capital in the Consolidated Balance Sheets, and the Company will not recognize subsequent changes in the fair value of the agreements in the consolidated financial statements.

Revolving Credit Facility

The Company has a secured Revolving Credit Facility in an amount up to $75.0 million, with a variable-interest rate of 6.25% at December 31, 2012, and maturing in December 2013. As of December 31, 2012 and 2011 the Company had no outstanding borrowing under the Revolving Credit Facility and $68.9 million and $56.9 million available, respectively, (net of various outstanding letters of credit), and is in compliance with its financial covenants under the Revolving Credit Facility.

As of December 31, 2012, the scheduled maturities of long-term debt are as follows (in thousands):

2013	100,477
2014	37,515
2015	39,435
2016	125,911
2017	41,790
Thereafter	223,013

Cash payments for interest totaled $35.2 million, $15.6 million, and $10.1 million in 2012, 2011 and 2010, respectively.